Income Taxes - Reconciliation of Effective Tax Rates (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount
U.K. Statutory Rate			$ (31,796)	$ (15,145)
Foreign income tax			8	308
Research & Development credit			(2,061)	(628)
Stock-based compensation			34	1,293
Permanent differences			(156)	3,325
Change in valuation allowance			32,402	7,480
Rate Change on Deferred Taxes			(11,197)	(977)
Uncertain Tax Liabilities			64	245
Losses not benefited			12,625	3,999
Others, net			744	668
Total	$ 131	$ 100	$ 667	$ 569
Effective Income Tax Rate Reconciliation, Percent
U.K. Statutory Rate	19.00%		19.00%	19.00%
Foreign income tax			0.00%	(0.40%)
Research & Development credit			1.20%	0.80%
Stock-based compensation			0.00%	(1.60%)
Permanent differences			0.10%	(4.20%)
Change in valuation allowance			(19.40%)	(9.40%)
Rate Change on Deferred Taxes			6.70%	1.20%
Uncertain Tax Liabilities			0.00%	(0.30%)
Losses not benefited			(7.50%)	(5.00%)
Others, net			(0.40%)	(0.80%)
Total	1.00%		(0.40%)	(0.71%)